Cover	Dec. 28, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 28, 2021
Entity File Number	000-56175
Entity Registrant Name	BorrowMoney.com, Inc.
Entity Central Index Key	0001656501
Entity Tax Identification Number	65-0981503
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	512 Bayshore Drive
Entity Address, City or Town	FT. Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33304
City Area Code	212
Local Phone Number	265-2525
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	BWMY
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false